Financial instruments (Details 1) - Recurring fair value measurement [member] - INR (₨) ₨ in Millions		Mar. 31, 2022	Mar. 31, 2021
Fair value hierarchy of assets and liabilities [Line Items]
Derivative Finanicial Assets And Liabilties	[1]	₨ 1,427	₨ 892
Investment in MF [Member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTPL - Financial asset		16,751	13,263
Investment in Equity [Member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTPL - Financial asset		201	1
FVTOCI - Financial asset		999	4,532
Investment in Limited Liability Partnership Firm [Member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTPL - Financial asset		386	400
Contingent ConsiderationPursuant to the Business Transfer Agreement [Member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTPL- Contingent consideration			420
Level 1 of fair value hierarchy [member]
Fair value hierarchy of assets and liabilities [Line Items]
Derivative Finanicial Assets And Liabilties	[1]	0	0
Level 1 of fair value hierarchy [member] | Investment in MF [Member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTPL - Financial asset		16,751	13,263
Level 1 of fair value hierarchy [member] | Investment in Equity [Member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTPL - Financial asset		200	0
FVTOCI - Financial asset		999	4,532
Level 1 of fair value hierarchy [member] | Investment in Limited Liability Partnership Firm [Member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTPL - Financial asset		0	0
Level 1 of fair value hierarchy [member] | Contingent ConsiderationPursuant to the Business Transfer Agreement [Member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTPL- Contingent consideration			0
Level 2 of fair value hierarchy [member]
Fair value hierarchy of assets and liabilities [Line Items]
Derivative Finanicial Assets And Liabilties	[1]	1,427	892
Level 2 of fair value hierarchy [member] | Investment in MF [Member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTPL - Financial asset		0	0
Level 2 of fair value hierarchy [member] | Investment in Equity [Member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTPL - Financial asset		0	0
FVTOCI - Financial asset		0	0
Level 2 of fair value hierarchy [member] | Investment in Limited Liability Partnership Firm [Member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTPL - Financial asset		0	0
Level 2 of fair value hierarchy [member] | Contingent ConsiderationPursuant to the Business Transfer Agreement [Member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTPL- Contingent consideration			0
Level 3 of fair value hierarchy [member]
Fair value hierarchy of assets and liabilities [Line Items]
Derivative Finanicial Assets And Liabilties	[1]	0	0
Level 3 of fair value hierarchy [member] | Investment in MF [Member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTPL - Financial asset		0	0
Level 3 of fair value hierarchy [member] | Investment in Equity [Member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTPL - Financial asset		1	1
FVTOCI - Financial asset		0	0
Level 3 of fair value hierarchy [member] | Investment in Limited Liability Partnership Firm [Member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTPL - Financial asset		₨ 386	400
Level 3 of fair value hierarchy [member] | Contingent ConsiderationPursuant to the Business Transfer Agreement [Member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTPL- Contingent consideration			₨ 420

[1]	The Company enters into derivative financial instruments with various counterparties, principally financial institutions and banks. Derivatives valued using valuation techniques with market observable inputs are mainly interest rate swaps, foreign exchange forward option and swap contracts. The most frequently applied valuation techniques include forward pricing, swap models and Black-Scholes-Merton models (for option valuation), using present value calculations. The models incorporate various inputs, including foreign exchange forward rates, interest rate curves and forward rate curves.